Related Parties (Details) - USD ($) $ / shares in Units, $ in Thousands		11 Months Ended
	Jun. 05, 2020	Dec. 31, 2020
Related Parties
Parent units exchange	300,000
Price per share	$ 1.00
payment to related party		$ 4,874
Support Fee		2,726
Management Fee		500
Deal closing fees		$ 2,226